Supplement, dated September 18, 2023

to Prospectuses, dated May 1, 2000

American Separate Account No. 3

Variable Universal Life Insurance Policies

This Supplement describes changes to the Investment Alternatives offered under your policy. Please read it carefully and retain it for future reference with the Prospectus for the Variable Universal Life Insurance Policies (“VUL Policies”) issued by Wilton Reassurance Life Company of New York, formerly known as The American Life Insurance Company of New York (the “Company”), through its American Separate Account No. 3. Special terms not defined herein have the meanings ascribed to them in your Prospectus.

Notice of Fund Substitution

In accordance with procedures established by the Securities and Exchange Commission, the Company and the Separate Account intend to substitute certain Underlying Funds for the VUL Policies (the “Substitution”). As set forth in the table below, the following “Existing Funds” in which subaccounts of the Separate Account currently invest on behalf of the VUL Policies will be replaced with the following “Replacement Funds”:

Existing Fund	Replacement Fund
Mutual of America Variable Insurance Portfolio (“VIP”) Equity Index Portfolio	Fidelity VIP Index 500 (Initial Class)
Mutual of America VIP All America Portfolio	Fidelity VIP Index 500 (Initial Class)
Mutual of America VIP Small Cap Value Portfolio	DFA VA U.S. Targeted Value Portfolio
Mutual of America VIP Small Cap Growth Portfolio	Vanguard Variable Insurance Funds - Small Company Growth Portfolio
Mutual of America VIP Mid-Cap Equity Index Portfolio	Vanguard Variable Insurance Funds – Mid-Cap Index Portfolio
Mutual of America Moderate Allocation Portfolio	Vanguard Variable Insurance Funds – Balanced Portfolio
Mutual of America VIP Money Market Portfolio	Goldman Sachs VIT Government Money Market Fund (Institutional)
Mutual of America VIP Mid-Term Bond Portfolio	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio
Mutual of America VIP Bond Portfolio	American Funds Insurance Series – The Bond Fund of America (Class 1)

Each Existing Fund is currently included as an Investment Alternative under the VUL Policies. The Existing Funds will continue to be included as Investment Alternatives until a date on or after October 20, 2023 (the “Substitution Date”). The Replacement Funds will be made available for investment as Investment Alternatives for the VUL Policies on the Substitution Date.

On the Substitution Date, pursuant to applicable regulatory approvals, any Account Balance allocated to a subaccount investing in an Existing Fund will be automatically transferred to the subaccount investing in the applicable Replacement Fund.

The Substitution will be effected at the relative net asset values of the Existing Funds’ and the Replacement Funds’ shares. Your Account Balance immediately prior to the Substitution will equal your Account Balance immediately after the Substitution. There will be no tax consequences for you as a result of the Substitution. The Substitution will be performed at no cost to you. The fees and charges under your VUL Policy will not increase as a result of the Substitution. Your rights and the Company’s obligations under your VUL Policy will not be altered in any way.

If any of your Account Balance is automatically transferred on the Substitution Date, you will receive a confirmation showing the transfer of your Account Balance from the subaccount investing in the applicable Existing Fund to the subaccount investing in the applicable Replacement Fund. Due to potential differences in Accumulation Unit values for the subaccounts, the number of units you receive in the subaccount investing in the Replacement Fund may be different from the number of units you held in the subaccount investing in the Existing Fund.

Please note the following information regarding your transfer rights:

•

At any time until the Substitution Date, you may transfer your Account Balance allocated to a subaccount that invests in an Existing Fund to any other subaccount available under your VUL Policy free of charge.

•

At any time following the Substitution Date, you may transfer your Account Balance allocated to a subaccount that invests in a Replacement Fund to any other subaccount available under your VUL Policy free of charge.

•	Except with respect to frequent transfer restrictions as described in your Prospectus, there are no limitations on the number of transfers permitted under your VUL Policy.

You may request a transfer by calling our toll-free number, 800.468.3785 or writing to our Financial Transaction Processing Center at Wilton Reassurance Life Company of New York, Financial Transaction Processing Center, 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598.

A summary prospectus for each Replacement Fund accompanies this Supplement. The investment objectives, principal investment strategies, principal risks, and fees and expenses of the Replacement Funds are described in the summary prospectuses. Read the prospectuses carefully before making any investment decision with respect to your Account Balances that are allocated to an Existing Fund.

If you have allocation instructions on file for future contributions that include a subaccount for an Existing Fund, you may provide new allocation instructions at any time. If you do not provide new allocation instructions prior to the Substitution Date, your allocation instructions on file will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

To obtain a free copy of a summary or statutory prospectus for an Existing Fund, or a statutory prospectus for a Replacement Fund, or if you have any questions regarding the Substitution, your Contract, or your transfer rights regarding the Substitution, please call our toll-free number, 800.468.3785.

Addition of the Replacement Funds as Investment Alternatives for the VUL Policies

Effective on and after the Substitution Date, the funds of Mutual of America Variable Insurance Portfolios will no longer be available and the Replacement Funds will be added as Investment Alternatives for the Policies and the following funds will be available. We have entered into agreements with the transfer agent and/or distributor of certain of the Replacement Funds. Under the terms of these agreements, we will receive payments of up to 0.10% of the average daily net assets invested by the Separate Account in the Replacement Funds in connection with our provision of administrative support, distribution and recordkeeping services to the Replacement Funds. The services we provide to the Replacement Funds are in addition to the services we provide and expenses we incur in marketing and administering the variable annuity contracts.

The table below shows the investment objectives and Adviser and any Subadvisers of the Replacement Funds to be added as Investment Alternatives, effective as of the Substitution Date.

Type/Investment Objective	Underlying Fund and Adviser/Subadviser
Equity Fund Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index

Fidelity VIP Index 500 (Initial Class)

Adviser: Fidelity Management & Research Company LLC (FMR)

Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers

Equity Fund Seeks to achieve long-term capital appreciation	DFA VA U.S. Targeted Value Portfolio Adviser: Dimensional Fund Advisors LP
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Funds - Small Company Growth Portfolio Adviser: The Vanguard Group, Inc. and ArrowMark Colorado Holdings LLC
Equity Fund Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks	Vanguard Variable Insurance Funds – Mid-Cap Index Portfolio Adviser: The Vanguard Group, Inc.
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.

Equity Fund

Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity VIP Equity-Income Portfolio

Adviser: Fidelity Management & Research Company LLC (FMR)

Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers

Equity Fund Seeks long-term capital appreciation

Fidelity VIP Contrafund® Portfolio

Adviser: Fidelity Management & Research Company LLC (FMR)

Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers

Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.

Fixed Income Fund

Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments

Goldman Sachs VIT Government Money Market Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P.
Fixed Income Fund Seeks to provide current income while maintaining limited price volatility	Vanguard Variable Insurance Funds – Short-Term Investment-Grade Portfolio Adviser: The Vanguard Group, Inc.
Fixed Income Fund Seeks to provide as high a level of current income as is consistent with the preservation of capital	American Funds Insurance Series - The Bond Fund of America (Class 1) Adviser: Capital Research and Management Company
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments

Fidelity VIP Asset Manager Portfolio

Adviser: Fidelity Management & Research Company LLC (FMR)

Subadvisers: FMR

Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers

Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management

This Supplement Should Be Retained With Your Prospectus For Future Reference.